Customer Relationships	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Customer Relationships

NOTE 6 – CUSTOMER RELATIONSHIPS

Customer relationships consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Customer relationships	$250,000	$-
Less: accumulated amortization	(62,500)	-
	$187,500	$-

Customer relationships were evaluated as part of the tangible and intangible assets acquired in the Acquisition (see Note 4) and recorded at their fair market value. Amortization expense is computed on a straight-line basis of three years determined to be the useful life. Amortization expense was $62,500, zero and zero for the nine months ended December 31, 2015 (Successor), the three months ended March 31, 2015 (Predecessor), and the year ended December 31, 2014 (Predecessor), respectively. Amortization expense is classified as cost of goods sold in the statements of operations.